Income Taxes - Summary Of Components Of Pretax Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
United States	$ (143.8)	$ (33.5)	$ 20.4
International	71.1	38.9	(9.2)
Pre Income Tax Expense Benefit	(72.7)	5.4	11.2
Starz Business of Lions Gate Entertainment Corp
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
United States	(925.9)	(1,344.8)	(8.7)
International	(7.6)	(9.4)	(14.2)
Pre Income Tax Expense Benefit	$ (933.5)	$ (1,354.2)	$ (22.9)